UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05347

                           The Treasurer's Fund, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 1-800-422-3554

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              THE TREASURER'S FUND

                               SEMI-ANNUAL REPORT
                                APRIL 30, 2003(a)

TO OUR SHAREHOLDERS,

      The U.S. economy entered 2003 entangled in a soft patch where geopolitical risks prevailed over economic data. Despite some positive developments such as the swift progress in the conflict against Iraq during the first quarter, it remains too early to declare that the global situation is stabilized and the U.S. economy is back on track.

      The picture painted throughout the first quarter illustrated signs of strain for the U.S. economy. Weak economic data, an increasingly tense geopolitical environment, and a weaker dollar pushing rates to 45 year lows, implied slow economic growth, possibly until the remainder of the year. January and February gave way to sluggish growth as business and consumers "retrenched in advance of probable military action". Personal income and consumption were weak, consumer spending continued to appear vulnerable, consumer confidence levels declined sharply to levels last seen in 1992 while the employment outlook was dim. The weak data, along with elevated energy prices, the ongoing slide in equity prices and the war lasting longer than first forecast, led the market to view the "post-war" economic environment more pessimistically than first assumed.

      The central theme for the second quarter appears to be moderate growth for the economy. Despite the lingering weakness in the business sector and a lagging labor market, fading geopolitical risks, lower oil prices and improved financial markets have lifted consumer confidence. These factors along with low interest rates have spurred consumer spending and have helped maintain the business sector. Increases in household spending will also help accelerate growth in the latter part of the year, which is expected to accelerate to a 3.2 percent annual rate.

      Overall, the data has helped ease some of the more bearish concerns regarding the economy. Whether this improvement is the foundation to a sustained recovery is unclear. Nonetheless, lower gasoline prices and mortgage rates, $330 billion in tax cuts, accommodative monetary policy and improved financial markets, are expected to give consumers the funds and added confidence necessary to gather momentum, thereby fostering an improved economic climate.

----------------
(a) The Fund's fiscal year ends October 31.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                       JULY                            AUGUST           SEPTEMBER
                       ----                            ------           ---------
      1st Tuesday      Howard Ward                     Howard Ward      Howard Ward
      1st Wednesday    Caesar Bryan                    Caesar Bryan     Caesar Bryan
      2nd Wednesday    Charles Minter & Martin Weiner  Ivan Arteaga     Elizabeth Lilly
      3rd Wednesday    Hartswell Woodson               Walter Walsh     Hartswell Woodson
      4th Wednesday    Ivan Arteaga                    Barbara Marcin   Ivan Arteaga
      5th Wednesday    Barbara Marcin

      All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      We thank you for your loyalty and as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns.Please call us at 800-GABELLI (800-422-3554) during the business day for further information.

                                                     Sincerely,

                                                     /S/ JUDITH RANERI

                                                     JUDITH RANERI
                                                     Portfolio Manager
June 2, 2003

NOTE: The views expressed in this report reflect those of the portfolio manager, only through the end of the period stated in this report.The manager's views are subject to change at any time based on market and other conditions.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS             MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
     ---------                                                                        -----------            -------
                COMMERCIAL PAPER - 14.6%
   $25,000,000  Lockhart Funding Corp., 1.330%, 05/01/03 ...........................   P1/A1+/F1+         $ 25,000,000
    25,000,000  Louis Dreyfus Corp., 1.279%, 05/06/03 ..............................   P1/A1+/F1+           24,995,625
    25,000,000  Three Rivers Funding Corp., 1.279%, 05/16/03 .......................    P1/A1/F1+           24,986,875
                                                                                                          ------------
                TOTAL COMMERCIAL PAPER ..........................................................           74,982,500
                                                                                                          ------------
                ADJUSTABLE RATE SECURITIES - 27.2%
     4,000,000  California State Housing Finance Agency Revenue Bond,
                  Series 2000H, 1.450%,
                  05/07/03, FSA Insured, 02/01/17+ .................................  VMIGI/A2/AAA           4,000,000
     9,900,000  Florida State Housing Finance Corp. Revenue Bond,
                  Series 2002A, 1.300%,
                  05/01/03, AMBAC Insured, SPA - Dexia Credit Local, 01/01/47+ .....  VMIG1/A1+/F1+          9,900,000
     9,900,000  Greensboro, North Carolina, Certificate of Participation,
                  Series 1999B, 1.300%,
                  05/07/03, 12/01/15+ ..............................................    VMIG1/NR             9,900,000
     3,900,000  Greensboro, North Carolina, Housing and Redevelopment
                  General Obligation Unlimited Revenue Bond, 1.300%,
                  05/07/03, SPA - Bank of America NA,
                  04/01/22+ ........................................................    VMIG1/A1+            3,900,000
     3,680,000  Greensboro, North Carolina, Public Improvement
                  Revenue Bond, Series 1994C,
                  1.300%, 05/07/03, SPA - Wachovia Bank
                  of North Carolina, 04/01/14+ .....................................    VMIG1/A1             3,680,000
     1,700,000  Health Insurance Plan of Greater New York
                  Revenue Bond, Series 1990B-1,
                  1.340%, 05/07/03, Letter of Credit -
                  JP Morgan Chase & Co., 07/01/16+ .................................     NR/A1+              1,700,000
    21,200,000  Illinois State Finance Authority Revenue Bond,
                  Saint Vincent de Paul Project,
                  Series 2000A, 1.300%, 05/07/03, 11/15/39+ ........................  VMIG1/A1+/F1+         21,200,000
     7,230,000  Mississippi State Business Finance Corp.
                  Industrial Development Revenue
                  Bond, Lextron-Visteon Leasing Project, 1.350%,
                  05/07/03, Letter of Credit -
                  Fifth Third Bank, 12/01/27+ ......................................     NR/A1+              7,230,000
     2,700,000  New Jersey State Economic Development Authority
                  Economic Development Revenue Bond, MSNBC / CNBC,
                  Series 1997A, 1.280%, 05/01/03, 10/01/21+ ........................     P1/A1+              2,700,000
    23,000,000  New Jersey State Economic Development
                  Authority Economic Development
                  Revenue Bond, MSNBC / CNBC, Series 1997B,
                  1.280%, 05/01/03, Letter of Credit -
                  Chase Manhattan Bank, 10/01/21+ ..................................     P1/A1+             23,000,000
       960,000  New Jersey State Economic Development
                  Authority Revenue Bond, Economic
                  Growth, Series 1994E-2, 1.450%, 05/01/03,
                  Letter of Credit - LaSalle
                  National Bank, 08/01/14+ .........................................     NR/A1+                960,000
     2,500,000  New York State Dormitory Authority Revenue Bond,
                  City University System,
                  Series 2003C, 1.590%, 01/01/04 ...................................     NR/AAA              2,500,000
    19,200,000  New York State Housing Finance Agency Revenue Bond,
                  66 West 38th St. Housing, Series 2000B, 1.400%,
                  05/07/03, Letter of Credit - Bayerische
                  Hypo - und Vereinsbank AG, 11/01/33+ .............................    VMIG1/NR            19,200,000
     2,400,000  New York State Housing Finance Agency Revenue Bond,
                  West 23rd St. Housing, Series 2001B, 1.400%,
                  05/07/03, Letter of Credit - Bayerische
                  Hypo - und Vereinsbank AG, 11/01/33+ .............................    VMIG1/NR             2,400,000
    14,600,000  North Carolina State Revenue Bond, Series 2002C,
                  1.300%, 05/07/03,
                  SPA - Bayerische Landesbank, 06/01/19+ ...........................  VMIG1/A1+/F1+         14,600,000
    10,000,000  Pennsylvania State Turnpike Commission Revenue Bond,
                  Series 2002A-3, 1.350%, 05/07/03, SPA - Bayerische
                  Landesbank, 12/01/30+ ............................................  VMIG1/A1+/F1+         10,000,000
     3,000,000  Raleigh, North Carolina, Certificate of Participation,
                  Packaging Facilities Project, Series 2000B, 1.350%,
                  05/07/03, SPA - Bank of America, 11/01/20+ .......................    VMIG1/A1+            3,000,000
                                                                                                          ------------
                TOTAL ADJUSTABLE RATE SECURITIES ................................................          139,870,000
                                                                                                          ------------
                U.S. GOVERNMENT AGENCY MORTGAGES - 34.6%
    15,000,000  Federal Home Loan Bank, 1.450%, 02/27/04 ...........................                        15,000,000
     2,135,000  Federal Home Loan Bank, 1.415%, 03/05/04 ...........................                         2,135,000
     9,760,000  Federal Home Loan Bank, 1.400%, 03/17/04 ...........................                         9,759,374
    15,000,000  Federal Home Loan Bank, 1.400%, 03/24/04 ...........................                        15,000,000
    10,000,000  Federal Home Loan Bank, 1.400%, 03/29/04 ...........................                        10,000,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                               MARKET
      AMOUNT                                                                                                  VALUE
     ---------                                                                                              --------
                U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
   $ 5,000,000  Federal Home Loan Bank, 1.410%, 03/30/04 ...........................                      $  5,000,000
     5,000,000  Federal Home Loan Bank, 1.265%, 04/08/04 ...........................                         4,995,128
    15,000,000  Federal Home Loan Bank, 1.300%, 04/12/04 ...........................                        15,000,000
     5,000,000  Federal Home Loan Bank, 1.320%, 04/13/04 ...........................                         4,998,735
     5,000,000  Federal Home Loan Bank, 1.310%, 04/13/04 ...........................                         5,000,000
    25,000,000  Federal Home Loan Bank, 1.250%, 04/15/04 ...........................                        24,989,669
    10,000,000  Federal Home Loan Bank Discount Note, 06/11/03 .....................                         9,985,764
    10,000,000  Federal Home Loan Mortgage Corp., 4.500%, 06/15/03 .................                        10,023,429
     1,000,000  Federal Home Loan Mortgage Corp., 5.250%, 02/15/04 .................                         1,030,637
     5,000,000  Federal National Mortgage Assoc., 1.400%, 04/28/04 .................                         5,000,000
    20,000,000  Student Loan Marketing Assoc., 1.191%, 05/06/03, 05/15/03+ .........                        20,000,000
    10,000,000  Student Loan Marketing Assoc., 1.191%, 05/06/03, 06/19/03+ .........                        10,000,000
    10,000,000  Student Loan Marketing Assoc., 1.191%, 05/06/03, 07/17/03+ .........                        10,000,000
                                                                                                          ------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ..........................................          177,917,736
                                                                                                          ------------
                REPURCHASE AGREEMENTS - 23.5%
    20,000,000  ABN AMRO, 1.320%, dated 04/30/03, due 05/01/03, proceeds at maturity,
                  $20,000,733 (a) ..................................................                        20,000,000
    26,218,365  Bear Stearns & Co., 1.270%, dated 04/30/03,
                  due 05/01/03, proceeds at
                  maturity, $26,219,289 (b) ........................................                        26,218,365
    75,000,000  Warburg Dillon Reed, 1.340%, dated 04/30/03,
                  due 05/01/03, proceeds at
                  maturity, $75,002,792 (c) ........................................                        75,000,000
                                                                                                          ------------
                TOTAL REPURCHASE AGREEMENTS .....................................................          121,218,365
                                                                                                          ------------
TOTAL INVESTMENTS (Cost $513,988,601) (d) ..........................................        99.9%         $513,988,601
PAYABLE TO MANAGER .................................................................         0.0              (131,436)
PAYABLE TO ADMINISTRATOR ...........................................................         0.0               (36,461)
DIVIDENDS PAYABLE ..................................................................         0.0               (97,065)
OTHER ASSETS AND LIABILITIES (NET) .................................................         0.1               638,394
                                                                                           -----          ------------
NET ASSETS (514,450,413 shares of capital stock outstanding,
  $0.001 par value, three billion shares authorized) ...............................       100.0%         $514,362,033
                                                                                           =====          ============
COMPOSITION OF NET ASSETS
Paid-in-capital ....................................................................                       514,369,276
Distributions in excess of net investment income ...................................                            (6,462)
Accumulated net realized gain/(loss) on investments ................................                              (781)
                                                                                                          ------------
NET ASSETS .........................................................................                      $514,362,033
                                                                                                          ============
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($498,304,467
     (DIVIDE) 498,392,836 shares outstanding) ......................................                             $1.00
                                                                                                                 =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($16,057,566
     (DIVIDE) 16,057,577 shares outstanding) .......................................                             $1.00
                                                                                                                 =====

------------------
(a) Collateralized by Federal National Mortgage Assoc. Discount Note, due 12/24/03, market value $21,831,700.
(b) Collateralized by U.S. Treasury Bond, 8.000%, due 11/15/21, market value $26,978,881.
(c) Collateralized by Federal Home Loan Mortgage Corp., 6.375%, due 08/01/11, market value $76,904,823.
(d)  Aggregate cost for Federal tax purposes.
  + Variable rate security. The short term date shown is the next rate change date.
  * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS             MARKET
      AMOUNT                                                                                  (UNAUDITED)*            VALUE
     ---------                                                                                -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS - 99.6%
                ARIZONA - 1.0%
    $2,600,000  Scottsdale Industrial Development Authority Hospital Revenue Bond, Scottsdale
                  Memorial Health Systems, Series 1997B, 1.300%, 05/07/03, AMBAC Insured,
                  SPA - Credit Local de France, 09/01/22+ ................................      VMIG1/A1+         $  2,600,000
                                                                                                                  ------------
                COLORADO - 1.0%
     2,600,000  University of Colorado Certificates of Participation, Series 1998A, 1.300%,
                  05/07/03, Letter of Credit - Bayerische Landesbank, 07/01/18+ ..........      VMIG1/A1+            2,600,000
                                                                                                                  ------------
                CONNECTICUT - 1.3%
     2,100,000  Connecticut State Health & Educational Facilities Authority Revenue Bond,
                  Hospital of St. Raphael, Series 1998J, 1.210%, 05/07/03, Letter of Credit -
                  KBC Bank NV, 07/01/22+ .................................................      VMIG1/NR             2,100,000
     1,250,000  Connecticut State Health & Educational Facilities Authority Revenue Bond,
                  Stamford Hospital, Series 1999H, 1.170%, 05/07/03, MBIA Insured,
                  SPA - Chase Manhattan Bank, 07/01/24+ ..................................     VMIG1/NR/F1           1,250,000
                                                                                                                  ------------
                TOTAL CONNECTICUT ........................................................................           3,350,000
                                                                                                                  ------------
                DELAWARE - 0.5%
     1,400,000  Delaware State Economic Development Authority Revenue Bond,
                  Gas Facilities, Delmarva Power & Light Co. Project, AMT, 1.370%,
                  05/01/03, 10/10/29+ ....................................................      VMIG1/A1             1,400,000
                                                                                                                  ------------
                FLORIDA - 10.8%
     2,200,000  Florida State Housing Finance Agency Revenue Bond, Ashley Lake II
                  Housing, Series 1989J, AMT, 1.320%, 05/07/03, Credit Support -
                  Freddie Mac, 12/01/11+ .................................................      VMIG1/NR             2,200,000
     1,100,000  Florida State Housing Finance Agency Revenue Bond, Forest Place
                  Associates, Series 1983J, 1.250%, 05/07/03, 12/01/05+ ..................       NR/A1+              1,100,000
     3,800,000  Florida State Housing Finance Agency Revenue Bond, Heron Park Project,
                  Series 1996U, AMT, 1.320%, 05/07/03, FNMA Insured, 12/01/29+ ...........      VMIG1/NR             3,800,000
     4,200,000  Florida State Housing Finance Agency Revenue Bond, Huntington Multi-Family
                  Housing Project, Series1985GGG, 1.350%, 05/07/03, Letter of Credit -
                  Republic National Bank, 12/01/13+ ......................................       NR/A1+              4,200,000
     2,800,000  Florida State Housing Finance Agency Revenue Bond, Oaks Multi-Family
                  Housing, Series 1990A, 1.250%, 05/07/03, Credit Support -
                  Freddie Mac, 07/01/07+ .................................................       NR/A1+              2,800,000
     1,900,000  Greater Orlando Commercial Paper Revenue Notes, Series 2003B, AMT,
                  1.050%, 05/07/03 .......................................................      P1/NR/F1+            1,900,000
     3,500,000  Jacksonville Health Facilities Authority Commercial Paper Revenue Notes,
                  St. Luke  Hospital  Association,  Series 2001B,  AMT,  1.030%,
                  05/20/03 VMIG1/Aa2 3,500,000
     4,000,000  Osceola County Housing Financial Authorities Multi-Family Revenue Bond,
                  Arrow Ridge Apartments, Series 1998A, 1.320%, 05/07/03, FNMA Insured,
                  10/01/32+ ..............................................................        NR/NR              4,000,000
     3,000,000  Sunshine State Governmental Financing Commission Commercial Paper
                  Revenue Notes, Miami-Dade County Program, Series 2001G,
                  AMT, 1.100%, 06/10/03 ..................................................                           3,000,000
     2,000,000  Tampa Bay Water Utility Systems Revenue Bond, Regional Water Supply
                  Authority, AMT, 1.450%, 05/01/03, Letter of Credit - Bank of America NA,
                  10/01/31+ ..............................................................    VMIG1/A1+/F1+          2,000,000
                                                                                                                  ------------
                TOTAL FLORIDA ............................................................................          28,500,000
                                                                                                                  ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS             MARKET
      AMOUNT                                                                                  (UNAUDITED)*            VALUE
     ---------                                                                                -----------            ------

                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                GEORGIA - 3.5%
    $3,640,000  Burke County Development Authority Pollution Control Revenue Bond,
                  Oglethorpe Power Corp. Project, Series 1993A, 1.330%, 05/07/03,
                  FGIC Insured, SPA - Bayerische Landesbank, 01/01/16+ ...................    VMIG1/A1+/F1+       $  3,640,000
     1,100,000  DeKalb County Development Authority Revenue Bond, Metro Atlanta YMCA
                  Project, 1.350%, 05/07/03, Letter of Credit - Wachovia Bank of Georgia,
                  06/01/20+ ..............................................................        NR/A1              1,100,000
     2,000,000  Gwinnett County School District Construction Sales Tax Notes,
                  2.000%, 12/29/03 .......................................................       MIG1/NR             2,012,423
     2,500,000  Putnam County Development Authority Pollution Control Revenue Bond,
                  Georgia Power Co. Plant Project, 1.400%, 05/01/03, 03/01/24+ ...........    VMIG1/A1/F1+           2,500,000
                                                                                                                  ------------
                TOTAL GEORGIA ............................................................................           9,252,423
                                                                                                                  ------------
                ILLINOIS - 10.0%
     4,500,000  Chicago Board of Education General Obligation Unlimited Revenue Bond,
                  Series 2000B, 1.350%, 05/01/03, FSA Insured, SPA - Dexia Public
                  Finance Bank, 03/01/32+ ................................................    VMIG1/A1+/F1+          4,500,000
     1,700,000  Chicago Economic Development Revenue Bond, Crane Carton Co. Project,
                  1.500%, 05/07/03, Letter of Credit - Bankers Trust Co., 06/01/12+ ......       NR/A1+              1,700,000
     4,000,000  Chicago Metropolitan Water Reclamation District General Obligation Unlimited
                  Revenue Bond, Series 2002A, 1.300%, 05/07/03, SPA - Bank of America
                  NA, Lloyds TSB Bank, 12/01/31+ .........................................    VMIG1/A1+/F1+          4,000,000
     1,200,000  Illinois State Development Finance Authority Pollution Control Revenue Bond,
                  A. E. Staley Mfg. Co.  Project,  1.300%,  05/07/03,  Letter of
                  Credit - Rabobank International, 12/01/05+ .............................        P1/NR              1,200,000
       900,000  Illinois State Educational Facilities Authority Revenue Bond, ACI / Cultural
                  Pooled Financing, 1.350%, 05/07/03, Letter of Credit - Bank One NA,
                  07/01/29+ ..............................................................        NR/A1                900,000
     3,800,000  Illinois State Educational Facilities Authority Revenue Bond, Columbia
                  College - Chicago, 1.350%, 05/07/03, Letter of Credit - Harris Trust &
                  Savings Bank, 06/01/30+ ................................................       NR/A1+              3,800,000
     3,000,000  Illinois State Educational Facilities Authority Revenue Bond, National Louis
                  University, Series 1999A, 1.380%, 05/01/03, Letter of Credit - American
                  National Bank & Trust, 06/01/29+ .......................................        NR/A1              3,000,000
     2,170,000  Illinois State Housing Development Authority Revenue Bond, Camelot
                  Multi-Family Housing, AMT, 1.370%, 05/07/03, MBIA Insured, SPA -
                  Bank One NA, 05/01/27+ .................................................      VMIG1/A1             2,170,000
     2,000,000  Illinois State Housing Development Authority Revenue Bond, Illinois Center
                  Apartments, 1.190%, 05/07/03, Credit Support - Freddie Mac, 01/01/08+ ..       NR/A1+              2,000,000
     3,000,000  Illinois State Toll Highway Authority Revenue Bond, Series 1993B, 1.300%,
                  05/07/03, MBIA Insured, Letter of Credit - Societe Generale, 01/01/10+ .    VMIG1/A1+/F1+          3,000,000
                                                                                                                  ------------
                TOTAL ILLINOIS ...........................................................................          26,270,000
                                                                                                                  ------------
                INDIANA - 1.0%
     2,600,000  Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                  Clarian Health Partners, Series 1996C, 1.350%, 05/07/03, SPA -
                  NBD Bank, 02/15/26+ ....................................................    VMIG1/A1/F1+           2,600,000
                                                                                                                  ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS             MARKET
      AMOUNT                                                                                  (UNAUDITED)*            VALUE
     ---------                                                                                -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                KENTUCKY - 2.6%
    $1,200,000  Breckinridge County Lease Program Revenue Bond, Kentucky Association
                  Counties Leasing Trust, Series 2001A, 1.360%, 05/07/03, Letter of Credit -
                  US Bank NA, 02/01/31+ ..................................................    VMIG1/NR/F1+        $  1,200,000
       870,000  Daviess County Exempt Facilities Revenue Bond, Kimberly-Clark Tissue
                  Project, AMT, 1.450%, 05/07/03, 08/01/29+ ..............................       NR/A1+                870,000
     3,000,000  Kentucky Asset / Liability Commission Tax and Revenue Anticipation Notes,
                  Series 2002A, 2.750%, 06/26/03 .........................................    MIG1/SP1/F1+           3,004,941
     1,750,000  Kentucky State Turnpike Authority Economic Development Revenue Bond,
                  Revitalization Project, 5.250%, 07/01/03 ...............................     Aa3/A+/AA-            1,762,061
                                                                                                                  ------------
                TOTAL KENTUCKY ...........................................................................           6,837,002
                                                                                                                  ------------
                MARYLAND - 1.7%
     3,800,000  Montgomery County Housing Opportunities Commission Revenue Bond,
                  Common Housing, Kensington Park - Issue II, 1.250%, 05/07/03,
                  MBIA Insured, SPA - First National Bank, 07/01/28+ .....................      VMIG1/A1             3,800,000
       700,000  Northeast Maryland Waste Disposal Authority Resource Recovery Revenue
                  Bond, Harford County Resource, 1.200%, 05/07/03, AMBAC Insured,
                  SPA - Credit Local de France, 01/01/08+ ................................      VMIG1/A1+              700,000
                                                                                                                  ------------
                TOTAL MARYLAND ...........................................................................           4,500,000
                                                                                                                  ------------
                MASSACHUSETTS - 6.4%
     1,000,000  Massachusetts State Development Finance Agency Revenue Bond, Boston
                  University, Series 2002R-4, 1.220%, 05/01/03, Credit Support - Boston
                  University, SPA - Dexia Credit Local, 10/01/42+ ........................      VMIG1/A1+            1,000,000
     5,000,000  Massachusetts State Health & Educational Facilities Authority Revenue Bond,
                  Amherst College, Series 1996F, 1.190%, 05/01/03, Credit Support - GO of
                  Amherst College, 11/01/26+ .............................................      VMIG1/A1+            5,000,000
     2,000,000  Massachusetts State Industrial Finance Agency Revenue Bond, Orchard
                  Cove Inc. Project, Series 1996B, 1.350%, 05/07/03, Letter of Credit -
                  Fleet National Bank, 05/01/26+ .........................................        NR/A1              2,000,000
     9,000,000  Route 3 North Transportation Import Association Lease Revenue Bond,
                  Series 2002B, 1.300%, 05/07/03, AMBAC Insured, SPA - Dexia Credit
                  Local, 06/15/33+ .......................................................    VMIG1/A1+/F1+          9,000,000
                                                                                                                  ------------
                TOTAL MASSACHUSETTS ......................................................................          17,000,000
                                                                                                                  ------------
                MICHIGAN - 8.1%
     4,165,000  Detroit Sewer Disposal Revenue Bond, Series 1998B, 1.190%, 04/30/03,
                  MBIA Insured, SPA - Morgan Guaranty Trust, 07/01/23+ ...................    VMIG1/A1+/F1           4,165,000
     3,000,000  Michigan State Grant Anticipation Notes, Series 2001A, 1.300%, 05/07/03,
                  FSA Insured, SPA - Dexia Credit Local, 09/15/08+ .......................    VMIG1/A1+/F1+          3,000,000
     5,000,000  Michigan State Higher Education Student Loan Revenue Bond,
                  Series 1988XII-B, AMT, 1.400%, 05/07/03, AMBAC Insured, SPA -
                  Kredietbank NV, 10/01/13+ ..............................................      VMIG1/A1             5,000,000
     3,800,000  Michigan State Higher Education Student Loan Revenue Bond, Series 1991XII-F,
                  AMT, 1.400%, 05/07/03, AMBAC Insured, SPA - Kredietbank NV, 10/01/20+ ..      VMIG1/NR             3,800,000
     4,000,000  Michigan State Housing Development Authority Limited Obligation Revenue
                  Bond, Laurel Valley Project, 1.450%, 05/07/03, Letter of Credit - Bank One
                  Michigan, 12/01/07+ ....................................................      VMIG1/NR             4,000,000
     1,500,000  Wayne Charter County Michigan Airport Revenue Bond, Detroit Metro Wayne
                  County, Series 2002A, AMT, 1.400%, 05/07/03, FGIC Insured, 12/01/32+ ...      VMIG1/A1+            1,500,000
                                                                                                                  ------------
                TOTAL MICHIGAN ...........................................................................          21,465,000
                                                                                                                  ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS             MARKET
      AMOUNT                                                                                  (UNAUDITED)*            VALUE
     ---------                                                                                -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                MINNESOTA - 4.2%
    $6,500,000  Rochester Health Care Facilities Commercial Paper Revenue Notes, Mayo
                  Foundation, Mayo Medical Center, Series 2000B, 1.100%, 06/03/03 ........      VMIG1/A1+         $  6,500,000
     2,500,000  Rochester Health Care Facilities Commercial Paper Revenue Notes, Mayo
                  Foundation, Mayo Medical Center, Series 2000C, 1.050%, 06/09/03 ........       Aa/A1+              2,500,000
     2,000,000  Rochester Health Care Facilities Commercial Paper Revenue Notes, Mayo
                  Foundation, Mayo Medical Center, Series 2000C, 1.000%, 05/02/03 ........       Aa/A1+              2,000,000
                                                                                                                  ------------
                TOTAL MINNESOTA ..........................................................................          11,000,000
                                                                                                                  ------------
                NEVADA - 3.0%
     2,000,000  Clark County Airport Revenue Bond, Sub Lien, Series 1998B, AMT, 1.290%,
                  05/07/03, MBIAInsured, SPA- West Deutsche Landesbank, 07/01/28+ ........      VMIG1/A1+            2,000,000
     2,600,000  Clark County Airport Revenue Bond, Sub Lien, Series 2001A, AMT, 1.340%,
                  05/01/03, FGIC Insured, SPA - Landesbank Baden - Wuerttember, 07/01/36+     VMIG1/A1+/F1+          2,600,000
     3,350,000  Clark County Improvement District Special Assessment Bond, Special
                  Improvement 128, Summerlin Centre Project, Series 2001A, 1.280%,
                  05/01/03, Letter of Credit - Bayerische Hypo - und
                  Vereinsbank AG, 02/01/21+ ..............................................    VMIG1/NR/F1            3,350,000
                                                                                                                  ------------
                TOTAL NEVADA .............................................................................           7,950,000
                                                                                                                  ------------
                NEW HAMPSHIRE - 0.8%
     2,000,000  New Hampshire State Higher Education & Health Facilities Authority Revenue
                  Bond, New England Inc., Series 1985B, 1.400%, 05/07/03, AMBAC Insured,
                  Mellon Bank Pittsburgh & Fleet National, 12/01/25+ .....................        NR/A1              2,000,000
                                                                                                                  ------------
                NEW JERSEY - 3.0%
     4,000,000  New Jersey State Economic Development Authority Revenue Bond, Applewood
                  Center For Aging, 1.200%, 05/01/03, Letters of Credit - Summit Bank,
                  Fleet National Bank, 12/01/19+ .........................................        NR/A1              4,000,000
     1,000,000  New Jersey State General Obligation Unlimited Revenue Bond, Series 1996E,
                  6.000%, 07/15/03 .......................................................      Aa2/AA/AA            1,010,128
     2,000,000  New Jersey State Tax & Revenue Anticipation Notes, 3.000%, 06/12/03 ......    MIG1/SP1+/F1+          2,003,492
     1,000,000  New Jersey State Turnpike Authority Revenue Bond, Series 1991D, 1.300%,
                  05/07/03, FGIC Insured, Letter of Credit - Societe Generale, 01/01/18+ .    VMIG1/A1+/F1+          1,000,000
                                                                                                                  ------------
                TOTAL NEW JERSEY .........................................................................           8,013,620
                                                                                                                  ------------
                NEW MEXICO - 1.5%
     4,000,000  New Mexico State Tax & Revenue Anticipation Notes, 3.000%, 06/30/03 ......      MIG1/SP1+            4,009,708
                                                                                                                  ------------
                NEW YORK - 8.3%
     4,400,000  Long Island Power Authority Electric System Revenue Bond, Subseries 1998,
                  7-A, 1.250%, 05/07/03, MBIA Insured, SPA - Credit Suisse First Boston,
                  04/01/25+ ..............................................................    VMIG1/A1+/F1+          4,400,000
     1,300,000  New York City General Obligation Unlimited Revenue Bond, Subseries 1993A-5,
                  1.400%, 05/01/03, Letter of Credit - KBC Bank NV, 08/01/16+ ............      VMIG1/A1             1,300,000
     1,000,000  New York City Municipal Water Financial Authority Revenue Bond, Water &
                  Sewer System, Series 1993C, 1.400%, 05/01/03, FGIC Insured, 06/15/23+ ..      VMIG1/A1+            1,000,000
       740,000  New York City Transitional Finance Authority Revenue Bond, Future Tax
                  Secured, Subseries 1999B-3, 1.350%, 05/07/03, Liquidity Facility -
                  First National Bank, 11/01/28+ .........................................    VMIG1/A1+/F1+            740,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS             MARKET
      AMOUNT                                                                                  (UNAUDITED)*            VALUE
     ---------                                                                                -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NEW YORK (CONTINUED)
    $2,500,000  New York State Housing Finance Agency Revenue Bond, 66 West 38th Street,
                  Series 2002A, AMT, 1.450%, 05/07/03, Letter of Credit - Bayerische Hypo -
                  und Vereinsbank AG, 11/01/33+ ..........................................      VMIG1/NR          $  2,500,000
     1,200,000  New York State Local Government Assistance Corp. Revenue Bond,
                  Series 1995G, 1.250%, 05/07/03, Letter of Credit - Bank of Nova Scotia,
                  04/01/25+ ..............................................................      VMIG1/A1             1,200,000
     2,165,000  New York State Power Authority General Obligation Unlimited Revenue Bond,
                  2.950%, 09/02/03, SPA - First Union, Bank of Nova Scotia, Toronto-
                  Dominion Bank, 03/01/07+ ...............................................      VMIG1/A1+            2,183,646
     2,000,000  New York State Throughway Authority, Bond Anticipation Notes, Series 2003A,
                  1.125%, 03/25/04 .......................................................      MIG1/SP1+            2,000,451
     6,500,000  Triborough Bridge and Tunnel Authority Revenue Bond, Series 2001B,
                  1.300%, 05/07/03, AMBAC Insured, SPA - State Street Bank & Trust Co.,
                  01/01/32+ ..............................................................      VMIG1/A1+            6,500,000
                                                                                                                  ------------
                TOTAL NEW YORK ...........................................................................          21,824,097
                                                                                                                  ------------
                NORTH CAROLINA - 4.2%
     1,000,000  Durham Public Improvement General Obligation Unlimited Revenue Bond,
                  1.400%, 05/01/03, SPA - Wachovia Bank of NC, 02/01/10+ .................      VMIG1/A1             1,000,000
     2,100,000  East Carolina University Athletic Department Revenue Bond, Dowdy-Ficklen
                  Stadium Project, 1.400%, 05/07/03, Letter of Credit - Wachovia Bank,
                  05/01/17+ ..............................................................      VMIG1/A1             2,100,000
     1,100,000  Greensboro Public Improvement General Obligation Unlimited Revenue Bond,
                  Series 1994B, 1.300%, 05/07/03, SPA - Wachovia Bank of NC, 04/01/08+ ...      VMIG1/A1             1,100,000
     3,000,000  North Carolina State Community Health Care Facilities Revenue Bond,
                  Firsthealth of Carolinas Project, 1.350%, 05/07/03, SPA - First Union
                  National Bank, 10/01/32+ ...............................................      VMIG1/A1             3,000,000
     1,000,000  North Carolina State Educational Facilities Finance Agency Revenue Bond,
                  Elon College, 1.350%, 05/07/03, Letter of Credit - Bank of America NA,
                  01/01/19+ ..............................................................      VMIG1/A1+            1,000,000
     3,000,000  North Carolina State General Obligation Unlimited Revenue Bond, Series 2002F,
                  1.280%, 05/07/03, SPA - Landesbank Baden - Wurttemberg, 06/01/19+ ......    VMIG1/A1+/F1+          3,000,000
                                                                                                                  ------------
                TOTAL NORTH CAROLINA .....................................................................          11,200,000
                                                                                                                  ------------
                NORTH DAKOTA - 0.5%
     1,400,000  Grand Forks Hospital Facilities Revenue Bond, United Hospital Obligation
                  Group Project, 1.310%, 05/01/03, Letter of Credit - LaSalle National Bank,
                  12/01/16+ ..............................................................      VMIG1/NR             1,400,000
                                                                                                                  ------------
                OREGON - 1.2%
     1,500,000  Oregon State Tax & Revenue Anticipation Notes, Series 2002A, 3.250%,
                  05/01/03 ...............................................................    MIG1/SP1+/F1+          1,500,000
     1,750,000  Port of Portland Special Obligation Revenue Bond, Horizon Air Industries Inc.
                  Project, AMT, 1.280%, 05/01/03, Letter of Credit - Bank of America NA,
                  06/15/27+ ..............................................................       NR/A1+              1,750,000
                                                                                                                  ------------
                TOTAL OREGON .............................................................................           3,250,000
                                                                                                                  ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS             MARKET
      AMOUNT                                                                                  (UNAUDITED)*            VALUE
     ---------                                                                                -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                PENNSYLVANIA - 8.0%
    $1,000,000  Lehigh County General Purpose Authority Revenue Bond, Lehigh Valley Health
                  System, Series 1999B, 1.280%, 05/01/03, MBIA Insured, SPA - First Union
                  National Bank, 07/01/29+ ...............................................      VMIG1/NR          $  1,000,000
     1,200,000  Lehigh County General Purpose Authority Revenue Bond, Lehigh Valley
                  Hospital, Series 1997A, 1.280%, 05/01/03, AMBAC Insured, SPA - Chase
                  Manhattan Bank, 07/01/28+ ..............................................      VMIG1/NR             1,200,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 1997A, AMT, 1.400%, 05/07/03, AMBAC Insured,
                  SPA - Mellon Bank NA, 03/01/27+ ........................................      VMIG1/A1+            2,000,000
     2,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2001A, AMT, 1.400%, 05/07/03, AMBAC Insured,
                  SPA - Lloyds TSB Bank, 06/01/31+ .......................................      VMIG1/A1+            2,500,000
       700,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2002A, AMT, 2.350%, FSA Insured, 06/01/25+ ........     Aaa/AAA/AAA             704,765
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2003A-1, AMT, 1.400%, 05/07/03, AMBAC Insured,
                  SPA Dexia Bank, 01/01/19+ ..............................................      VMIG1/A1+            2,000,000
     5,000,000  Philadelphia Water & Wastewater Revenue Bond, 1.300%, 05/07/03,
                  FSA Insured, SPA - Dexia Credit Local, 06/15/23+ .......................    VMIG1/A1+/F1+          5,000,000
     6,600,000  Philadelphia Water & Wastewater Revenue Bond, Series 1997B, 1.300%,
                  05/07/03, AMBAC Insured, SPA - KBC Bank NV, 08/01/27+ ..................     VMIG1/A1/F1           6,600,000
                                                                                                                  ------------
                TOTAL PENNSYLVANIA .......................................................................          21,004,765
                                                                                                                  ------------
                SOUTH CAROLINA - 2.0%
     2,600,000  South Carolina State Educational Facilities Authority Revenue Bond, Furman
                  University Project, Series 1996B, 1.350%, 05/01/03, MBIA Insured, SPA -
                  Wachovia Bank of SC, 10/01/26+ .........................................    VMIG1/NR/F1+           2,600,000
     2,750,000  South Carolina State Jobs Economic Development Authority Health Facilities
                  Revenue Bond, The Methodist Home Project, 1.400%, 05/01/03, Letter of
                  Credit - Bank of America NA, 12/01/14+ .................................       NR/A1+              2,750,000
                                                                                                                  ------------
                TOTAL SOUTH CAROLINA .....................................................................           5,350,000
                                                                                                                  ------------
                TENNESSEE - 5.2%
     1,100,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                  Tennessee Municipal Bond Fund, 1.350%, 05/01/03, Letter of Credit -
                  Bank of America NA, 10/01/25+ ..........................................       NR/A1+              1,100,000
     1,000,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                  Tennessee Municipal Bond Fund, 1.350%, 05/01/03, Letter of Credit -
                  Bank of America NA, 06/01/29+ ..........................................      VMIG1/NR             1,000,000
     2,500,000  Hamilton County Revenue Bond, Tennessee Aquarium Project, 1.350%,
                  05/01/03, Letter of Credit - NationsBank of Georgia, 07/01/21+ .........      VMIG1/A1+            2,500,000
     7,550,000  Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                  Arbors of Harbor Town Project, 1.350%, 05/07/03, Credit Support -
                  NW Mutual Life Insurance Co., 04/01/13+ ................................       NR/A1+              7,550,000
     1,500,000  Montgomery County Public Building Authority Pooled Financing Revenue
                  Bond, Tennessee County Loan Pool, 1.400%, 05/01/03, Letter of Credit -
                  Bank of America NA, 04/01/32+ ..........................................      VMIG1/NR             1,500,000
                                                                                                                  ------------
                TOTAL TENNESSEE ..........................................................................          13,650,000
                                                                                                                  ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS             MARKET
      AMOUNT                                                                                  (UNAUDITED)*            VALUE
     ---------                                                                                -----------            ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                TEXAS - 3.8%
    $1,100,000  Brazos Higher Education Authority Inc. Student Loan Revenue Bond,
                  Series 1993B-1, AMT, 1.400%, 05/07/03, Letter of Credit - Student Loan
                  Marketing Association, 06/01/23+ .......................................      VMIG1/N/R         $  1,100,000
     2,000,000  Port Arthur Navigation District Commercial Paper Revenue Notes,
                  Series 2000A, AMT, 1.100%, 05/12/03 ....................................       P1/Aa3              2,000,000
     2,000,000  Port Arthur Navigation District Commercial Paper Revenue Notes,
                  Series 2000A, AMT, 1.150%, 05/12/03 ....................................       P1/Aa3              2,000,000
     5,000,000  Texas State Tax & Revenue Anticipation Notes, 2.750%, 08/29/03 ...........    MIG1/SP1+/F1+          5,021,879
                                                                                                                  ------------
                TOTAL TEXAS ..............................................................................          10,121,879
                                                                                                                  ------------
                UTAH - 0.8%
     2,150,000  Morgan County Solid Waste Disposal Revenue Bond, Holnam Inc. Project,
                  AMT, 1.410%, 05/07/03, Letter of Credit - Wachovia Bank NA, 08/01/31+ ..      VMIG1/A1             2,150,000
                                                                                                                  ------------
                VIRGINIA - 1.0%
     1,325,000  Capital Region Airport Commission Airport Revenue Bond, Richmond
                  International Airport Project, Series 1995B, 1.350%, 05/07/03, AMBAC
                  Insured, SPA - Dexia Public Finance Bank, 07/01/25+ ....................      VMIG1/A1+            1,325,000
     1,225,000  Norfolk Industrial Development Authority Industrial Development Revenue
                  Bond, James Barry-Robinson Institute, 1.350%, 05/01/03, Letter of Credit -
                  Bank of America NA, 10/01/06+ ..........................................       NR/A1+              1,225,000
                                                                                                                  ------------
                TOTAL VIRGINIA ...........................................................................           2,550,000
                                                                                                                  ------------
                WASHINGTON - 3.4%
     3,000,000  Energy Northwest Washington State Electric Revenue Bond, Project No. 3,
                  Series 2003D3-1, 1.300%, 05/07/03, FSA Insured, SPA - Dexia Credit
                  Local, 07/01/18+ .......................................................    VIMG1/A1+/F1+          3,000,000
     1,595,000  Port Bellingham Industrial Development Corp. Industrial Revenue Bond,
                  Sauder Woodcraft Corp. Project, 1.450%, 05/07/03, Letter of Credit -
                  Bank of America National Trust & Savings, 12/01/14+ ....................        NR/NR              1,595,000
     1,645,000  Snohomish County General Obligation Limited Revenue Bond, 2.000%,
                  12/01/03 ...............................................................       Aa2/AA              1,654,311
     2,800,000  Washington State Housing Finance Commission Revenue Bond, Nikkei
                  Manor Project, 1.350%, 05/07/03, Letter of Credit - Bank of America
                  National Trust & Savings, 10/01/21+ ....................................        NR/NR              2,800,000
                                                                                                                  ------------
                TOTAL WASHINGTON .........................................................................           9,049,311
                                                                                                                  ------------
                WEST VIRGINIA - 0.8%
     2,100,000  West Virginia State Hospital Finance Authority Hospital Revenue Bond,
                  VHA Mid-Atlantic, Series 1985H, 1.400%, 05/07/03, AMBAC Insured,
                  12/01/25+ ..............................................................        NR/A1              2,100,000
                                                                                                                  ------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ...................................................         262,997,805
                                                                                                                  ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                     MARKET
                                                                                                                      VALUE
                                                                                                                     ------
TOTAL INVESTMENTS (Cost $262,997,805) (a) ...........................................               99.6%         $262,997,805
PAYABLE TO MANAGER ..................................................................                0.0               (66,343)
PAYABLE TO ADMINISTRATOR ............................................................                0.0               (18,438)
DIVIDENDS PAYABLE ...................................................................                0.0               (47,183)
OTHER ASSETS AND LIABILITIES (NET) ..................................................                0.4             1,011,663
                                                                                                   -----          ------------
NET ASSETS (263,955,268 shares of capital stock outstanding,
  $0.001 par value, three billion shares authorized) ................................              100.0%         $263,877,504
                                                                                                   =====          ============
COMPOSITION OF NET ASSETS
Paid-in-capital .....................................................................                             $263,841,960
Accumulated net investment income                                                                                       49,419
Accumulated net realized gain/(loss) on investments .................................                                  (13,875)
                                                                                                                  ------------
NET ASSETS ..........................................................................                             $263,877,504
                                                                                                                  ============
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share
    ($259,349,213 / 259,426,436 shares outstanding) .....................................................                $1.00
                                                                                                                         =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share
    ($4,528,291 / 4,528,832 shares outstanding) .........................................................                $1.00
                                                                                                                         =====

------------------
(a)  Aggregate cost for Federal tax purposes.
  + Variable rate security. The short term date shown is the next rate change date.
  * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                               MARKET
      AMOUNT                                                                                                  VALUE
     ---------                                                                                               ------
                U.S. GOVERNMENT OBLIGATIONS - 51.6%
                U.S. TREASURY BILLS - 51.6%
   $40,000,000  U.S. Treasury Bills, 1.126% to 1.144%++, 05/22/03 to 08/14/03 .........                    $39,908,256
                                                                                                           -----------
                TOTAL U.S. GOVERNMENT OBLIGATIONS .................................................         39,908,256
                                                                                                           -----------
                REPURCHASE AGREEMENTS - 48.4%
    15,500,000  ABN Amro, 1.250%, dated 4/30/03, due 05/01/03,
                  proceeds at maturity, $15,500,538 (a) ...............................                     15,500,000
    15,500,000  Barclays Capital Inc., 1.250%, dated 4/30/03, due 05/01/03,
                  proceeds at maturity, $15,500,538 (b) ...............................                     15,500,000
     6,497,799  Bear Stearns & Co., 1.270%, dated 4/30/03, due 05/01/03,
                  proceeds at maturity, $6,498,028 (c) ................................                      6,497,799
                                                                                                           -----------
                TOTAL REPURCHASE AGREEMENTS .......................................................         37,497,799
                                                                                                           -----------
TOTAL INVESTMENTS (Cost $77,406,055) (d) ..............................................    100.0%          $77,406,055
PAYABLE TO MANAGER ....................................................................      0.0               (19,543)
PAYABLE TO ADMINISTRATOR ..............................................................      0.0                (5,432)
DIVIDENDS PAYABLE .....................................................................      0.0               (12,154)
OTHER ASSETS AND LIABILITIES (NET) ....................................................      0.0                (3,524)
                                                                                           -----           -----------
NET ASSETS (77,367,505 shares of capital stock outstanding,
  $0.001 par value, three billion shares authorized) ..................................    100.0%          $77,365,402
                                                                                           =====           ===========
COMPOSITION OF NET ASSETS
Paid-in-capital .......................................................................                    $77,367,527
Distributions in excess of net investment income ......................................                         (2,125)
                                                                                                           -----------
NET ASSETS ............................................................................                    $77,365,402
                                                                                                           ===========
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share
    ($73,456,344 / 73,458,447 outstanding shares) .................................................              $1.00
                                                                                                                 =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share
    ($3,909,058 / 3,909,058 outstanding shares) ...................................................              $1.00
                                                                                                                 =====

-------------------
(a) Collateralized by U.S. Treasury Bond, 7.250%, due 05/15/16, market value $15,964,165.
(b) Collateralized by U.S. Treasury Bond, 7.875%, due 02/15/21, market value $15,964,707.
(c) Collateralized by U.S. Treasury Bond, 6.250%, due 05/15/30, market value 6,040,280 and U.S. Treasury STRIP, due 11/15/26, market value $646,771.
(d)  Aggregate cost for Federal tax purposes.
 ++  Represents  annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          DOMESTIC PRIME     TAX EXEMPT     U.S. TREASURY
                                                           MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                           -----------      -----------      -----------
INVESTMENT INCOME:
  Interest ...........................................     $ 4,099,356      $ 1,579,502      $   533,245
                                                           -----------      -----------      -----------
EXPENSES:
  Investment advisory fees ...........................         877,600          395,929          125,856
  Service fees - Money Market Class ..................         849,692          389,347          119,617
  Administration fees ................................         238,554          107,736           34,235
  Custodian fees .....................................          47,317           24,249           16,013
  Shareholder services fees ..........................         117,297           34,137           13,915
  Registration fees ..................................          22,488           14,462            8,238
  Legal and audit fees ...............................          38,432           15,794            5,470
  Shareholder communications expenses ................          32,555           15,037            5,225
  Directors' fees ....................................          16,794            7,851            2,485
  Miscellaneous expenses .............................          14,554            6,945            2,556
                                                           -----------      -----------      -----------
  TOTAL EXPENSES .....................................       2,255,283        1,011,929          333,610
                                                           -----------      -----------      -----------
  Expense reimbursement ..............................        (465,407)        (198,625)         (48,603)
  Service fees credit - Money Market Class ...........         (45,816)         (23,845)         (15,218)
                                                           -----------      -----------      -----------
  TOTAL NET EXPENSES .................................       1,744,060          789,017          269,789
                                                           -----------      -----------      -----------
  NET INVESTMENT INCOME ..............................       2,355,296          790,485          263,456
                                                           -----------      -----------      -----------
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............           9,513             --                653
                                                           -----------      -----------      -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 2,364,809      $   790,485      $   264,109
                                                           ===========      ===========      ===========

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   DOMESTIC PRIME                    TAX EXEMPT
                                               MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                       ---------------------------------  --------------------------------
                                       SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2003      OCTOBER 31,   APRIL 30, 2003      OCTOBER 31,
                                         (UNAUDITED)          2002          (UNAUDITED)          2002
                                        -------------    ---------------   -------------     -------------
OPERATIONS:
  Net investment income ............... $   2,355,296    $     7,872,513   $     790,485     $   2,506,614
  Net realized gain (loss)
    on investments ....................         9,513             93,314              --             2,131
                                        -------------    ---------------   -------------     -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .........     2,364,809          7,965,827         790,485         2,508,745
                                        -------------    ---------------   -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Money Market Class ................    (2,269,287)        (7,480,402)       (775,025)       (2,464,369)
    Cash Management Class .............       (86,009)          (392,111)        (15,460)          (42,245)
                                        -------------    ---------------   -------------     -------------
                                           (2,355,296)        (7,872,513)       (790,485)       (2,506,614)
                                        -------------    ---------------   -------------     -------------
  Net realized gain on
    investment transactions
    Money Market Class ................        (9,989)           (89,627)             --           (23,088)
    Cash Management Class .............          (305)            (3,687)             --              (102)
                                        -------------    ---------------   -------------     -------------
                                              (10,294)           (93,314)             --           (23,190)
                                        -------------    ---------------   -------------     -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .    (2,365,590)        (7,965,827)       (790,485)       (2,529,804)
                                        -------------    ---------------   -------------     -------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE)
  Proceeds from shares issued
    Money Market Class ................   849,195,981      1,772,132,434     351,441,954       663,815,681
    Cash Management Class .............    11,155,228         41,271,217       9,952,634        38,003,576
                                        -------------    ---------------   -------------     -------------
                                          860,351,209      1,813,403,651     361,394,588       701,819,257
                                        -------------    ---------------   -------------     -------------
  Proceeds from reinvestment
    of dividends
    Money Market Class ................     2,384,424          7,458,182         789,720         2,456,551
    Cash Management Class .............        88,833            385,248          14,623            35,625
                                        -------------    ---------------   -------------     -------------
                                            2,473,257          7,843,430         804,343         2,492,176
                                         -------------    ---------------   -------------     -------------
  Cost of shares redeemed
    Money Market Class ................  (975,562,896)    (1,727,031,684)   (349,068,576)     (676,518,032)
    Cash Management Class .............   (19,092,326)       (55,277,074)     (7,779,549)      (39,236,452)
                                        -------------    ---------------   -------------     -------------
                                         (994,655,222)    (1,782,308,758)   (356,848,125)     (715,754,484)
                                        -------------    ---------------   -------------     -------------
  Net increase (decrease)
    in net assets from
    share transactions ................  (131,830,756)        38,938,323       5,350,806       (11,443,051)
                                        -------------    ---------------   -------------     -------------
  NET INCREASE (DECREASE)
    IN NET ASSETS .....................  (131,831,537)        38,938,323       5,350,806       (11,464,110)
                                        -------------    ---------------   -------------     -------------
NET ASSETS:
  Beginning of period .................   646,193,570        607,255,247     258,526,698       269,990,808
                                        -------------    ---------------   -------------     -------------
  End of period ....................... $ 514,362,033    $   646,193,570   $ 263,877,504     $ 258,526,698
                                        =============    ===============   =============     =============

                                                  U.S. TREASURY
                                              MONEY MARKET PORTFOLIO
                                       -----------------------------------
                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2003     OCTOBER 31,
                                         (UNAUDITED)         2002
                                         ------------     -------------
OPERATIONS:
  Net investment income ...............  $    263,456     $   1,023,425
  Net realized gain (loss)
    on investments ....................           653            18,495
                                         ------------     -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .........       264,109         1,041,920
                                         ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Money Market Class ................      (247,707)         (970,105)
    Cash Management Class .............       (15,749)          (53,320)
                                         ------------     -------------
                                             (263,456)       (1,023,425)
                                         ------------     -------------
  Net realized gain on
    investment transactions
    Money Market Class ................          (620)          (22,717)
    Cash Management Class .............           (33)           (1,095)
                                         ------------     -------------
                                                 (653)          (23,812)
                                         ------------     -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .      (264,109)       (1,047,237)
                                         ------------     -------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE)
  Proceeds from shares issued
    Money Market Class ................    63,047,250       159,234,860
    Cash Management Class .............     2,743,680        59,069,889
                                         ------------     -------------
                                           65,790,930       218,304,749
                                         ------------     -------------
  Proceeds from reinvestment
    of dividends
    Money Market Class ................       259,399           992,051
    Cash Management Class .............        16,317            45,813
                                         ------------     -------------
                                              275,716         1,037,864
                                          ------------     -------------
  Cost of shares redeemed
    Money Market Class ................   (71,409,518)     (170,393,296)
    Cash Management Class .............    (2,741,969)      (59,677,390)
                                         ------------     -------------
                                          (74,151,487)     (230,070,686)
                                         ------------     -------------
  Net increase (decrease)
    in net assets from
    share transactions ................    (8,084,841)      (10,728,073)
                                         ------------     -------------
  NET INCREASE (DECREASE)
    IN NET ASSETS .....................    (8,084,841)      (10,733,390)
                                         ------------     -------------
NET ASSETS:
  Beginning of period .................    85,450,243        96,183,633
                                         ------------     -------------
  End of period .......................  $ 77,365,402     $  85,450,243
                                         ============     =============

                See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                     OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                              -----------------------------------   --------------------------------------
                                               Net
                   Net Asset             Realized and                               Net                    Net Asset
                     Value,       Net      Unrealized  Total from       Net      Realized                   Value,
Period Ended       Beginning  Investment    Gain on    Investment   Investment    Gain on        Total       End of   Total
 April 30,         of Period   Income    Investments   Operations     Income    Investments  Distributions   Period  Return+
------------       ---------  ---------  ------------  ----------   ----------  -----------  -------------  -------- -------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2003(f)            $1.00     $0.004     $0.000(c)      $0.004      $(0.004)   $(0.000)(c)     $(0.014)      $1.00    0.40%
  2002                1.00      0.014      0.000(c)       0.014       (0.014)    (0.000)(c)      (0.014)       1.00    1.43
  2001                1.00      0.041      0.000(c)       0.041       (0.041)    (0.000)(c)      (0.041)       1.00    4.31
  2000                1.00      0.055      0.000(c)       0.055       (0.055)    (0.000)(c)      (0.055)       1.00    5.68
  1999                1.00      0.045         --          0.045       (0.045)        --          (0.045)       1.00    4.65
  1998                1.00      0.050         --          0.050       (0.050)        --          (0.050)       1.00    5.15
CASH MANAGEMENT CLASS
  2003(f)            $1.00     $0.005     $0.000(c)      $0.005      $(0.005)   $(0.000)(c)     $(0.005)      $1.00    0.45%
  2002                1.00      0.015      0.000(c)       0.015       (0.015)    (0.000)(c)      (0.015)       1.00    1.54
  2001                1.00      0.044      0.000(c)       0.044       (0.044)    (0.000)(c)      (0.044)       1.00    4.42
  2000(a)             1.00      0.030      0.000(c)       0.030       (0.030)    (0.000)(c)      (0.030)       1.00    3.04

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2003(f)            $1.00     $0.003         --         $0.003      $(0.003)        --         $(0.003)      $1.00    0.30%
  2002                1.00      0.010         --          0.010       (0.010)        --          (0.010)       1.00    0.95
  2001                1.00      0.026         --          0.026       (0.026)        --          (0.026)       1.00    2.65
  2000                1.00      0.035         --          0.035       (0.035)        --          (0.035)       1.00    3.52
  1999                1.00      0.027         --          0.027       (0.027)        --          (0.027)       1.00    2.71
  1998                1.00      0.030         --          0.030       (0.030)        --          (0.030)       1.00    3.08
CASH MANAGEMENT CLASS
  2003(f)            $1.00     $0.003         --         $0.003      $(0.003)        --         $(0.003)      $1.00    0.36%
  2002                1.00      0.011         --          0.011       (0.011)        --          (0.011)       1.00    1.07
  2001                1.00      0.027         --          0.027       (0.027)        --          (0.027)       1.00    2.75
  2000(a)             1.00      0.019         --          0.019       (0.019)        --          (0.019)       1.00    1.93

                            RATIOS TO AVERAGE NET ASSETS
                               AND SUPPLEMENTAL DATA
                     -----------------------------------------
                                   Ratio of Net   Ratio of Net
                     Net Assets,    Investment      Operating
                      End of         Income        Expenses
Period Ended           Period       to Average     to Average
 April 30,           (in 000's)     Net Assets     Net Assets
------------        -----------     ------------   -----------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2003(f)              $498,304          0.80%(b)    0.60%(b)(d)
  2002                  622,288          1.43        0.60
  2001                  569,728          4.09        0.59
  2000                  354,350          5.55        0.59
  1999                  415,941          4.55        0.50
  1998                  357,850          5.03        0.54
CASH MANAGEMENT CLASS
  2003(f)               $16,058          0.92%(b)    0.48%(b)
  2002                   23,906          1.55        0.49
  2001                   37,527          4.41        0.49
  2000(a)                43,427          5.62(b)     0.52(b)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2003(f)              $259,349          0.60%(b)    0.60%(b)(d)
  2002                  256,186          0.96        0.58
  2001                  266,453          2.58        0.56
  2000                  216,082          3.47        0.53
  1999                  195,580          2.67        0.49(e)
  1998                  213,590          3.04        0.50(e)
CASH MANAGEMENT CLASS
  2003(f)                $4,528          0.70%(b)    0.47%(b)
  2002                    2,341          1.07        0.47
  2001                    3,538          2.74        0.46
  2000(a)                 6,029          3.54(b)     0.46(b)

------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From commencement of offering on May 1, 2000.
(b)  Annualized.
(c)  Amount represents less than $0.0005 per share.
(d) For the money market class, the ratios include a reduction of expenses due to reimbursement by the Advisor and Service fee credit. Excluding such Advisor reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.76% and 0.75%, respectively.
(e) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the year ended October 31, 1999 and 1998 were 0.48% and 0.48%, respectively.
(f)  For the six month period ended April 30, 2003; unaudited.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                     OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                              -----------------------------------   --------------------------------------
                                               Net
                   Net Asset             Realized and                               Net                    Net Asset
                     Value,       Net      Unrealized  Total from       Net      Realized                   Value,
Period Ended       Beginning  Investment    Gain on    Investment   Investment    Gain on        Total       End of   Total
 April 30,         of Period   Income    Investments   Operations     Income    Investments  Distributions   Period  Return+
------------       ---------  ---------  ------------  ----------   ----------  -----------  -------------  -------- -------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2003(e)            $1.00     $0.003      $0.000        $0.003      $(0.003)   $(0.000)(c)    $(0.003)       $1.00    0.31%
  2002                1.00      0.012       0.000         0.012       (0.012)    (0.000)(c)     (0.012)        1.00    1.18
  2001                1.00      0.039       0.001         0.040       (0.039)    (0.001)        (0.040)        1.00    4.12
  2000                1.00      0.052       0.000         0.052       (0.052)    (0.000)(c)     (0.052)        1.00    5.28
  1999                1.00      0.042          --         0.042       (0.042)        --         (0.042)        1.00    4.34
  1998                1.00      0.048       0.001         0.049       (0.048)    (0.001)        (0.049)        1.00    5.03
CASH MANAGEMENT CLASS
  2003(e)            $1.00     $0.004      $0.000        $0.004      $(0.004)   $(0.000)(c)    $(0.004)       $1.00    0.38%
  2002                1.00      0.013       0.000         0.013       (0.013)    (0.000)(c)     (0.013)        1.00    1.29
  2001                1.00      0.042       0.001         0.043       (0.042)    (0.001)        (0.043)        1.00    4.22
  2000(a)             1.00      0.028       0.000         0.028       (0.028)    (0.000)(c)     (0.028)        1.00    2.81

                          RATIOS TO AVERAGE NET ASSETS
                             AND SUPPLEMENTAL DATA
                   -----------------------------------------
                                 Ratio of Net   Ratio of Net
                   Net Assets,    Investment      Operating
                    End of         Income        Expenses
Period Ended         Period       to Average     to Average
 April 30,         (in 000's)     Net Assets     Net Assets
------------       ----------     ------------   -----------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2003(e)           $ 73,456         0.62%(b)      0.65%(b)(d)
  2002                81,559         1.17          0.64
  2001                91,731         3.88          0.60
  2000                76,634         5.11          0.65
  1999               108,893         4.19          0.56
  1998               110,879         4.83          0.51
CASH MANAGEMENT CLASS
  2003(e)             $3,909         0.76%(b)      0.51%(b)
  2002                 3,891         1.27          0.53
  2001                 4,453         4.16          0.51
  2000(a)              4,312         5.17(b)       0.59(b)

------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From commencement of offering on May 1, 2000.
(b)  Annualized.
(c)  Amount represents less than $0.0005 per share.
(d) For the money market class, the ratios include a reduction of expenses due to reimbursement by the Advisor and Service fee credit. Excluding such Advisor reimbursement and credits, the expense ratio for U.S. Treasury Money Market Class would be 0.77%.
(e)  For the six month period ended April 30, 2003; unaudited.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "New Class of Shares" or "Cash Management Class") or (ii) the Domestic Prime Money Market Class, the Tax Exempt Money Market Class and the U.S. Treasury Money Market Class, (the "Existing Class of Shares" or "Money Market Class"). The New Class of Shares is identical to the Existing Class of Shares except that the Existing Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Adviser"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is received.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized short-term capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Portfolio, timing differences and differing characterization of distributions made by a Portfolio.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For the six months ended April 30, 2003, there were no custody fee credits earned by the Portfolio. The Portfolio could have invested such amounts in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

Effective  January 1, 2002,  the Service fee for the Money  Market class of each
Portfolio  increased  from  0.10% to  0.30%.These  Service  fees are  reduced by payments to the custodian, an affiliate of the sub-transfer agent.Such reductions are presented as Service fees credit -- Money Market Class in the Statement of Operations.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator"), an affiliate of the Adviser, serves as the Administrator to the Fund pursuant to an Administrative Services
Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion.

As of January 1, 2002, the Adviser has agreed to limit expenses by waiving a portion of its fee for the Money Market Class of the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio in excess of 0.60%, 0.60% and 0.65%, respectively, of its average net assets. For the six months ended April 30, 2003, the Adviser reimbursed the Fund's Money Market class in the amount of $465,407, $198,625 and $48,603 for the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor"), an affiliate of the Adviser, serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

4. FEDERAL INCOME TAX INFORMATION. As of October 31, 2002, the Tax Exempt Money Market Portfolio had net capital loss carryforwards, which may be used to offset future capital gains, for Federal income tax purposes of $569 and $13,306 expiring in 2007 and 2008, respectively.

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Anthony J. Colavita                             Karl Otto Pohl
ATTORNEY-AT-LAW                                 FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                       DEUTSCHE BUNDESBANK

Arthur V. Ferrara                               Anthony R. Pustorino
FORMER CHAIRMAN AND                             CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER                         PROFESSOR EMERITUS,
GUARDIAN LIFE INSURANCE                         PACE UNIVERSITY
COMPANY OF AMERICA

Mary E. Hauck                                   Werner J. Roeder, MD
(RETIRED) SENIOR PORTFOLIO MANAGER              VICE PRESIDENT/MEDICAL AFFAIRS
GABELLI-O'CONNOR FIXED INCOME                   LAWRENCE HOSPITAL CENTER
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD                           Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER                  MANAGING DIRECTOR
GENERAL PARTNER OF KBS PARTNERSHIP              BALMAC INTERNATIONAL, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Ronald S. Eaker                                 Judith A. Raneri
PRESIDENT AND                                   SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER                        PORTFOLIO MANAGER

Henley L. Smith                                 Bruce N. Alpert
VICE PRESIDENT AND                              VICE PRESIDENT
INVESTMENT OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

THE
TREASURER'S
FUND,
INC.


Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury


                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2003

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB TRS SA03 SR

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Treasurer's Fund, Inc.

By (Signature and Title)*   /s/ Bruce N. Alpert
                            Bruce N. Alpert, Principal Executive Officer

Date                        JUNE 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Bruce N. Alpert
                            Bruce N. Alpert, Principal Executive Officer

Date                        JUNE 30, 2003

By (Signature and Title)*   /s/ Gus A. Coutsouros
                            Gus A. Coutsouros, Principal Financial Officer

Date                        JUNE 30, 2003

* Print the name and title of each signing officer under his or her signature.